GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Equity Growth Funds
Class A, Class B, Class C, Institutional, Service, Class IR and
Class R Shares (as applicable) of the

Goldman Sachs Capital Growth Fund
Goldman Sachs Concentrated Growth Fund
Goldman Sachs Flexible Cap Growth Fund
Goldman Sachs Strategic Growth Fund
(the “Funds”)

Supplement dated October 7, 2011 to the
Prospectus dated December 29, 2010 (the “Prospectus”)

David Shell, CFA, has announced his intention to retire from GSAM at the end of 2011. Additionally, effective immediately, Kumar Venkateswaran no longer serves as portfolio manager of the Goldman Sachs Capital Growth Fund. Replacing Mr. Venkateswaran in the portfolio management role are Joseph B. Hudepohl and Timothy M. Leahy. Mr. Hudephol also joins the portfolio management team of the Goldman Sachs Concentrated Growth Fund; Mr. Leahy also joins the portfolio management team of the Goldman Sachs Strategic Growth Fund: and Scott G. Kolar also joins the portfolio management team of the Goldman Sachs Flexible Cap Growth Fund.

Effective immediately, all references to Mr. Venkateswaran are deleted. Effective December 31, 2011, Mr. Shell will retire and will no longer have portfolio management responsibilities with respect to the Funds. All references to Mr. Shell in the Prospectus are deleted as of that date.

Effective immediately, the “Goldman Sachs Capital Growth Fund—Summary—Portfolio Management—Portfolio Managers” section of the Prospectus is replaced in its entirety with the following:

Portfolio Managers: Steven M. Barry, Managing Director, Chief Investment Officer—Fundamental Equity, Chief Investment Officer—Growth Equity, has managed the Fund since 2000; David G. Shell, CFA, Managing Director, has managed the Fund since 1997; Joseph B. Hudepohl, CFA, Managing Director, has managed the Fund since 2011; and Timothy M. Leahy, CFA, Managing Director, has managed the Fund since 2011.

Effective immediately, the “Goldman Sachs Concentrated Growth Fund—Summary—Portfolio Management—Portfolio Managers” section of the Prospectus is replaced in its entirety with the following:

Portfolio Managers: Steven M. Barry, Managing Director, Chief Investment Officer— Fundamental Equity, Chief Investment Officer—Growth Equity, has managed the Fund since 2002; David G. Shell, CFA, Managing Director, has managed the Fund since 2002; Timothy M. Leahy, CFA, Managing Director, has managed the Fund since 2009; and Joseph B. Hudepohl, CFA, Managing Director, has managed the Fund since 2011.

Effective immediately, the “Goldman Sachs Flexible Cap Growth Fund—Summary—Portfolio Management—Portfolio Managers” section of the Prospectus is replaced in its entirety with the following:

Portfolio Managers: Steven M. Barry, Managing Director, Chief Investment Officer—Fundamental Equity, Chief Investment Officer—Growth Equity, has managed the Fund since 2008; David G. Shell, CFA, Managing Director, has managed the Fund since 2008; Scott G. Kolar, CFA, Managing Director, has managed the Fund since 2011; and Jeffrey Rabinowitz, CFA, Managing Director, has managed the Fund since 2009.

Effective immediately, the “Goldman Sachs Strategic Growth Fund—Summary—Portfolio Management—Portfolio Managers” section of the Prospectus is replaced in its entirety with the following:

Portfolio Managers:  Steven M. Barry, Managing Director, Chief Investment Officer— Fundamental Equity, Chief Investment Officer—Growth Equity, has managed the Fund since 2000; David G. Shell, CFA, Managing Director, has managed the Fund since 1999; Joseph B. Hudepohl, CFA, Managing Director, has managed the Fund since 2009; and Timothy M. Leahy, CFA, Managing Director, has managed the Fund since 2011.

Additionally, effective immediately, the “Service Providers—Fund Managers” section of the Prospectus is replaced in its entirety with the following:

■	For 29 years the team has applied a consistent investment discipline through diverse and complete market cycles
■	As of September 30, 2010, the team had $23.0 billion in equities under management
■	A deep and experienced portfolio management and research team comprised of industry experts that provide in-depth research within each sector.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Steven M. Barry Managing Director Chief Investment Officer, Fundamental Equity Chief Investment Officer, Growth Equity	Portfolio Manager— Capital Growth Concentrated Growth Flexible Cap Growth Strategic Growth U.S. Equity	Since 2000 2002 2008 2000 2010	Mr. Barry joined the Investment Adviser as a portfolio manager in 1999. Mr. Barry became Chief Investment Officer of Fundamental Equity in 2009. From 1988 to 1999, he was a portfolio manager at Alliance Capital Management.

David G. Shell, CFA Managing Director	Portfolio Manager— Capital Growth Concentrated Growth Flexible Cap Growth Strategic Growth	Since 1997 2002 2008 1999	Mr. Shell joined the Investment Adviser as a portfolio manager in January 1997 when Goldman Sachs Asset Management acquired Liberty Investment Management. He was a senior portfolio manager at Liberty prior to the acquisition. He joined Liberty’s predecessor firm Eagle Asset Management in 1987.

Years
Primarily
Name and Title	Fund Responsibility	Responsible	Five Year Employment History
Joseph B. Hudepohl, CFA Managing Director	Portfolio Manager— Capital Growth Concentrated Growth Strategic Growth	Since 2011 2011 2009	Mr. Hudepohl joined the Investment Adviser in July 1999 and is a portfolio manager for the Growth Team. Prior to joining the Investment Adviser, he was an analyst in the Investment Banking Division of Goldman Sachs where he worked in the High Technology Group.

Timothy M. Leahy, CFA Managing Director	Portfolio Manager— Capital Growth Concentrated Growth Strategic Growth	Since 2011 2009 2011	Mr. Leahy joined the Investment Adviser in September 2005 and is a portfolio manager for the Growth Team. Prior to joining the Investment Adviser, he was a senior analyst in the Global Investment Research Division of Goldman Sachs. Prior to joining Goldman Sachs in 1999, Mr. Leahy was a research associate with First Union Capital Markets.

Jeffrey Rabinowitz, CFA Managing Director	Senior Portfolio Manager— Flexible Cap Growth	Since 2009	Mr. Rabinowitz joined the Investment Adviser in May 1999 and is a senior portfolio manager for the Growth Team. Prior to joining the Investment Adviser, he was a senior software engineer at Motorola, responsible for product development of digital wireless phones.

John Arege, CFA Managing Director	Portfolio Manager— U.S. Equity	Since 2009	Mr. Arege is a Portfolio Manager for the Fund and Member of the U.S. Equity Investment Committee. He is also a Portfolio Manager on the U.S. Value Team. Mr. Arege joined the Investment Adviser in 2006. From 1999 to 2006 he worked at Merrill Lynch Investment Managers where he was a senior analyst on the Value team.

Stephen E. Becker, CFA Managing Director	Portfolio Manager— U.S. Equity	Since 2009	Mr. Becker Is a Portfolio Manager for the Fund and Member of the U.S. Equity Investment Committee. He is also a Portfolio Manager for the Growth Team. Mr. Becker joined the Investment Adviser in July 1999.

Scott G. Kolar, CFA Managing Director	Portfolio Manager— Flexible Cap Growth	Since 2011 2011	Mr. Kolar joined the Investment Adviser in January 1997 when Goldman Sachs Asset Management acquired Liberty Investment Management. He is a senior portfolio manager for the Growth Team and is also Chairman of the Investment Committee.

Steven Barry serves as Chief Investment Officer of Fundamental Equity and Chief Investment Officer (“CIO”) of the Growth Investment Team. All 14 members of the team discuss their research analysis and recommendations with the whole team at investment strategy meetings. The entire team discusses and debates whether the business being presented meets the Growth Investment Team’s definition of a high-quality growth business and the attractiveness of the current valuation. The team reaches a consensus on whether a business is worthy of a position in the portfolio. The CIO and Lead Portfolio Managers are accountable for all portfolio construction decisions and determine the appropriate weight for each investment.

For information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

This Supplement should be retained with your Prospectus for future reference.

EQG1PMSTK 10-11